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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March  31, 2001
                                              -------------------


Check here if Amendment [  x  ]; Amendment Number:   1
                                                  --------

This Amendment (Check only one.):   [   ]    is a restatement.

                                    [ x ]    adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 5/10/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:     Milton Arbitrage Partners LLC

Address:  56 Mason Street
          Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

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
   /s/ James E. Buck, II          Greenwich, Connecticut        July 31, 2001
---------------------------       ----------------------        -------------
        [Signature]                    [City, State]                [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

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
Number of Other Included Managers:                         0
                                                    --------

Form 13F Information Table Entry Total:                   26
                                                    --------

Form 13F Information Table Value Total:             $187,993
                                                    --------
                                                   (thousands)
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List of Other Included Managers:

None
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               FORM 13F INFORMATION TABLE (FILINGS MADE 3/31/01 )

           COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------------  ------------  ---------  -------- --------------------  ----------  --------  ----------------------
                                                                                                                 VOTING AUTHORITY
                                                                                                              ----------------------
                                   TITLE                           SHRS OR
                                     OF                   VALUE      PRN     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS        CUSIP    (X1000)   AMOUNT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
--------------                     -----        -----    -------   ------    ---  ----  ----------  --------    ----    ------  ----
Agribrands Intl Inc             Common Stock  00849R105    7,379    136,700                SOLE                136,700
BB & T Corp                     Common Stock  054937107      898     25,545                SOLE                 25,545
Biochem Pharma Inc.             Common Stock  09058T108    4,888    160,597                SOLE                160,597
Centura Bks Inc                 Common Stock  15640T100    7,546    152,600                SOLE                152,600
Century South Bks Inc.          Common Stock  156683104    7,022    217,300                SOLE                217,300
Cohoes Bancorp Inc              Common Stock  192513109      743     38,200                SOLE                 38,200
Delhaize Amer Inc - Cl A        Common Stock  246688105    4,456    217,900                SOLE                217,900
Delhaize Amer Inc - Cl B        Common Stock  246688204    1,322     65,500                SOLE                 65,500
Interact Commerce Corp          Common Stock  45839Y107    2,174    185,000                SOLE                185,000
MS Carriers Inc.                Common Stock  553533100      830     27,100                SOLE                 27,100
MCN Energy Group Inc            Common Stock  55267J100   19,513    756,300                SOLE                756,300
PBOC Holdings Inc               Common Stock  69316G108    1,477    150,000                SOLE                150,000
Raytheon Co Cl A                Common Stock  755111309   12,390    424,300                SOLE                424,300
Shire Pharmaceutical Group PLC  ADR           82481R106    6,195    141,600                SOLE                141,600
Sodexho Marriott Services Inc   Common Stock  833793102    7,376    253,900                SOLE                253,900
Spieker Properties Inc          Common Stock  848497103   18,199    331,800                SOLE                331,800
United Dominion Industries      Common Stock  909914103      725     34,500                SOLE                 34,500
UTI Energy Corp                 Common Stock  903387108      393     13,000                SOLE                 13,000
Virginia Cap Bancshares Inc     Common Stock  927758102      864     47,500                SOLE                 47,500
Voicestream Wireless Corp       Common Stock  928615103   14,239    154,141                SOLE                154,141
Waddell & Reed Fin Cl B         Common Stock  930059209   34,073  1,198,900                SOLE              1,198,900
Alliance Bancorp                Common Stock  01852J105    2,745      2,745                SOLE                  2,745
Alza Corp                       Common Stock  022615108   20,048    495,000                SOLE                495,000
Kent Electronics Corp           Common Stock  490553104    2,984    165,800                SOLE                165,800
True North Communications Inc   Common Stock  897884106    7,229    191,500                SOLE                191,500
CNA Surety Corp                 Common Stock  12612L108    2,285    172,100                SOLE                172,100
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